Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 187,141	£ 177,297
Collateral value, stock	187,093	177,222
Loan-to-value, stage 3	1,833	1,798
Collateral value, stage 3	1,824	1,786
Loan-to-value, new business	34,127	32,013
Collateral value, new business	34,126	32,012
Collateral against loans in negative equity	323	455
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	253	191
Loan-to-value, stage 3	95	89
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	88,841	80,058
Loan-to-value, stage 3	1,116	944
Loan-to-value, new business	4,890	4,997
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	37	25
Loan-to-value, stage 3	14	9
>50-60%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	36,356	30,854
Loan-to-value, stage 3	284	301
Loan-to-value, new business	4,014	4,379
>50-60% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29	22
Loan-to-value, stage 3	11	10
>60-70%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	34,350	33,344
Loan-to-value, stage 3	197	226
Loan-to-value, new business	6,104	6,517
>60-70% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	50	25
Loan-to-value, stage 3	16	11
>70-80%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17,977	24,511
Loan-to-value, stage 3	110	155
Loan-to-value, new business	10,094	10,242
>70-80% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	46	31
Loan-to-value, stage 3	15	14
>80-90%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	7,369	6,632
Loan-to-value, stage 3	42	68
Loan-to-value, new business	6,002	4,558
>80-90% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29	21
Loan-to-value, stage 3	9	10
>90-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	1,876	1,367
Loan-to-value, stage 3	32	39
Loan-to-value, new business	2,999	1,270
>90-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17	16
Loan-to-value, stage 3	9	9
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	372	531
Loan-to-value, stage 3	52	65
Loan-to-value, new business	24	50
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	45	51
Loan-to-value, stage 3	£ 21	£ 26
Average LTV - Balance weighted
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	50.00%	52.00%
Percentage of loan to value, stage 3	47.00%	51.00%
Percentage of loan to value, new business	69.00%	66.00%
Average LTV - Simple
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	39.00%	41.00%